Other Current Assets (Tables) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Assets [Abstract]
Inventories	$ 7,790	$ 3,446
Insurance claims (Note 14)	3,044	1,071
Other	1,445	29
Other current assets	$ 12,279	$ 4,546